LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense
	Year ended December 31,
	2022	2021	2020

Operating lease cost	1,340	1,397	1,260
Sublease income	-	-	-
Total net lease costs	1,340	1,397	1,260

Schedule of Supplemental Balance Sheet Information Related to Operating Leases

	As of December 31,
	2022	2021

Operating lease ROU assets	7,156	8,979
Operating lease liabilities, current	846	931
Operating lease liabilities, long-term	6,443	8,186
Weighted average remaining lease term (in years)	4.21	3.90
Weighted average discount rate	5.58%	5.23%

Schedule of Future of Lease Payments
As of December 31, 2022

2023	1,211
2024	1,084
2025	1,007
2026	955
2032- 2027	5,069

Total undiscounted lease payments	9,326
Less: imputed interest	(2,037)

Present value of lease liabilities	7,289